SECURED BORROWING	12 Months Ended
Dec. 31, 2018
SECURED BORROWING [Abstract]
SECURED BORROWING
19.	Secured borrowing

On December 8, 2015, the Company issued RMB417,000 of secured borrowings with an annual interest rate from 5.0% to 6.0% to third party investors through an underwriter, HengTai Securities Co., Ltd. (“HengTai”). The borrowings have maturity terms ranged from one to five years and are secured by the Group’s future leasing revenue from 14 network hospitals. The Company received net proceeds of RMB404,000, which was net of the refundable security deposit of RMB13,000 paid to HengTai. The Company incurred issuance cost of RMB7,506 which was capitalized as deferred expense and will be recognized as interest expense based on effective interest rate.

For the years ended December 31, 2016 and 2017, the Group repaid the secured borrowings and related interest according to the payment schedule and the balance was RMB248,604 including the current portion of RMB85,106 as of December 31, 2017.

For the year ended December 31, 2018, the Group repaid the remaining principal of RMB248,604 and settled asset-backed securities with HengTai.